Other Payables - Schedule of Other Payables (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Accounts Payable, Current [Abstract]
VAT and other taxes payable	$ 4,984,719	$ 3,353,963
Others	20,656	0
Totals	$ 5,005,375	$ 3,353,963